Taxation - Schedule of Current and Deferred Portions of Income Tax Benefits Included in Consolidated Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020 CNY (¥)		Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Income Tax Disclosure [Line Items]
Current income tax expenses	¥ 141,101			¥ 38,915
Deferred income tax expenses (benefits)	(52,259)	[1]	$ (7,397)	1,685	[1]
Total income tax expenses	¥ 88,842		$ 12,575	¥ 40,600

[1]	The deferred income tax benefits for the six months ended June 30, 2020 represented mainly the deferred tax related to unrealized losses arisen from intercompany transactions.